Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	CALIFORNIA DAILY TAX FREE INCOME FUND INC
Central Index Key	0000806620
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

Class A, B Shares | CALIFORNIA DAILY TAX FREE INCOME FUND INC
California Daily Tax Free Income Fund, Inc. Summary of the Fund
: Investment Objectives
The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.
: Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Class A, B Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC (USD $)	Class A Shares	Class B Shares
Sales Charge (Load) Imposed on Purchases	none	none
Wire Redemption Fee	15	15

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, B Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC	Class A Shares	Class B Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (includes Administration Fees listed below)	0.38%	0.38%
Administration Fees	0.21%	0.21%
Total Annual Fund Operating Expenses	0.88%	0.68%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, B Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	90	281	488	1,084
Class B Shares	69	218	379	847

: Principal Investment Strategies
The Fund intends to achieve its investment objectives by investing primarily in short-term, high quality, debt obligations of:

(i)   California, and its political subdivisions;

(ii)   Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)   other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations. Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations and Participation Certificates therein, the Fund, under normal circumstances, will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and California income tax.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund’s net assets) in California Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations, purchased from banks, insurance companies, or other financial institutions.

The Fund’s investment manager considers the following factors when buying and selling securities for the portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.
: Principal Risks
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund’s shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  Because the Fund intends to concentrate in California Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Fund’s concentration versus the safety that comes with a less concentrated investment portfolio.
  Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
  An investment in the Fund should be made with an understanding of the risks that an investment in California Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of California are described in “California Risk Factors” in the Statement of Additional Information.
  Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class A shares’ performance from year to year. The table shows the Fund’s average annual total return for one, five, and ten years and since inception periods for each Class of shares. While analyzing this information, please note that the Fund’s past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield for each Class may be obtained by calling the Fund toll-free at (800) 433-1918.
California Daily Tax Free Income Fund, Inc. – Class A Shares % Total Return Calendar Year End

The year-to-date return for the Class A shares as of March 31, 2013 was 0.00%.

The Class’s highest quarterly return was .72% for the quarter ending September 30, 2007; the lowest quarterly return was 0.00% for the quarter ending September 30, 2011.

Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than the net return by investing in the Fund directly.
Average Annual Total Returns – For the periods ended December 31, 2012
Average Annual Total Returns Class A, B Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC		Class A Shares	Class B Shares
One Year		0.01%	0.01%
Five Years		0.25%	0.29%
Ten Years		0.84%	0.96%
Since Inception	[1]	2.19%	1.49%
[1]	The inception date was February 10, 1987, for the Class A shares and October 9, 1996, for the Class B shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALIFORNIA DAILY TAX FREE INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class A, B Shares | CALIFORNIA DAILY TAX FREE INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	California Daily Tax Free Income Fund, Inc. Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	: Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to achieve its investment objectives by investing primarily in short-term, high quality, debt obligations of:

(i)   California, and its political subdivisions;

(ii)   Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)   other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations. Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations and Participation Certificates therein, the Fund, under normal circumstances, will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and California income tax.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund’s net assets) in California Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations, purchased from banks, insurance companies, or other financial institutions.

		The Fund’s investment manager considers the following factors when buying and selling securities for the portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund intends to concentrate (i.e., invest 25% or more of the Fund’s net assets) in California Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund’s shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  Because the Fund intends to concentrate in California Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Fund’s concentration versus the safety that comes with a less concentrated investment portfolio.
  Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
  An investment in the Fund should be made with an understanding of the risks that an investment in California Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of California are described in “California Risk Factors” in the Statement of Additional Information.
  Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund’s shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class A shares’ performance from year to year. The table shows the Fund’s average annual total return for one, five, and ten years and since inception periods for each Class of shares. While analyzing this information, please note that the Fund’s past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield for each Class may be obtained by calling the Fund toll-free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class A shares’ performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Fund’s past performance is not an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	California Daily Tax Free Income Fund, Inc. – Class A Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return for the Class A shares as of March 31, 2013 was 0.00%.

The Class’s highest quarterly return was .72% for the quarter ending September 30, 2007; the lowest quarterly return was 0.00% for the quarter ending September 30, 2011.

		Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than the net return by investing in the Fund directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the periods ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Class A, B Shares | CALIFORNIA DAILY TAX FREE INCOME FUND INC | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
2003	rr_AnnualReturn2003	0.17%
2004	rr_AnnualReturn2004	0.33%
2005	rr_AnnualReturn2005	1.50%
2006	rr_AnnualReturn2006	2.45%
2007	rr_AnnualReturn2007	2.72%
2008	rr_AnnualReturn2008	1.22%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.25%
Ten Years	rr_AverageAnnualReturnYear10	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[1]
Class A, B Shares | CALIFORNIA DAILY TAX FREE INCOME FUND INC | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%	[1]

[1]	The inception date was February 10, 1987, for the Class A shares and October 9, 1996, for the Class B shares.

Class Advantage Shares | CALIFORNIA DAILY TAX FREE INCOME FUND INC
ADVANTAGE CALIFORNIA TAX EXEMPT LIQUIDITY FUND Shares of California Daily Tax Free Income Fund, Inc. (the “Fund”) SUMMARY OF THE FUND
INVESTMENT OBJECTIVES
The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Advantage Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC Advantage Shares
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Advantage Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC Advantage Shares
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.70%
Other Expenses (includes Administration Fees listed below)	0.33%
Administration Fees	0.21%
Total Annual Fund Operating Expenses	1.33%

Example
This Example is intended to help you compare the cost of investing in the Fund’s Advantage Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advantage Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Advantage Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC Advantage Shares	135	421	729	1,601

PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to achieve its investment objectives by investing primarily in short-term, high quality, debt obligations of:

(i)   California, and its political subdivisions;

(ii)   Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)   other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations. Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations and Participating Certificates therein, the Fund, under normal circumstances, will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and California income tax.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund’s assets) in California Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations, purchased from banks, insurance companies, or other financial institutions.

The Fund’s investment manager considers the following factors when buying and selling securities for the portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.
PRINCIPAL RISKS
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund’s shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  Because the Fund intends to concentrate in California Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Fund’s concentration versus the safety that comes with a less concentrated investment portfolio.
  Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
  An investment in the Fund should be made with an understanding of the risks that an investment in California Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of California are described in “California Risk Factors” in the Statement of Additional Information.
  Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

RISK/RETURN BAR CHART AND TABLE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Advantage Shares’ performance from year to year. The table shows the average annual total returns of the Fund’s Advantage Class of shares for one year, five year, ten year and since inception periods. While analyzing this information, please note that the Fund’s past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield of the Advantage Shares may be obtained by calling the Fund toll free at (800) 433-1918.
California Daily Tax Free Income Fund, Inc. – Advantage Shares Calendar Year End % Total Return

The year-to-date return for the Advantage Shares as of March 31, 2013 was 0.00%.

The Class’s highest quarterly return was 0.67% for the quarter ending June 30, 2007; the lowest quarterly return was 0.00% for the quarter ending March 31, 2010.

Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.
Average Annual Total Returns - Advantage Shares For the periods ended December 31, 2012
Average Annual Total Returns		Class Advantage Shares CALIFORNIA DAILY TAX FREE INCOME FUND INC Advantage Shares
One Year		0.01%
Five Years		0.23%
Ten Years		0.79%
Since Inception	[1]	0.78%
[1]	The inception date of the Advantage Shares was November 22, 2002.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALIFORNIA DAILY TAX FREE INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class Advantage Shares | CALIFORNIA DAILY TAX FREE INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVANTAGE CALIFORNIA TAX EXEMPT LIQUIDITY FUND Shares of California Daily Tax Free Income Fund, Inc. (the “Fund”) SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund’s Advantage Shares with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Advantage Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to achieve its investment objectives by investing primarily in short-term, high quality, debt obligations of:

(i)   California, and its political subdivisions;

(ii)   Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)   other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations. Although the Fund will attempt to invest 100% of its total assets in Municipal Obligations and Participating Certificates therein, the Fund, under normal circumstances, will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from both federal and California income tax.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund’s assets) in California Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations, purchased from banks, insurance companies, or other financial institutions.

		The Fund’s investment manager considers the following factors when buying and selling securities for the portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund intends to concentrate (i.e., invest 25% or more of the Fund’s assets) in California Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund’s shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  Because the Fund intends to concentrate in California Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Fund’s concentration versus the safety that comes with a less concentrated investment portfolio.
  Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
  An investment in the Fund should be made with an understanding of the risks that an investment in California Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of California are described in “California Risk Factors” in the Statement of Additional Information.
  Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund’s shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Advantage Shares’ performance from year to year. The table shows the average annual total returns of the Fund’s Advantage Class of shares for one year, five year, ten year and since inception periods. While analyzing this information, please note that the Fund’s past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield of the Advantage Shares may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Advantage Shares’ performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Fund’s past performance is not an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	California Daily Tax Free Income Fund, Inc. – Advantage Shares Calendar Year End % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return for the Advantage Shares as of March 31, 2013 was 0.00%.

The Class’s highest quarterly return was 0.67% for the quarter ending June 30, 2007; the lowest quarterly return was 0.00% for the quarter ending March 31, 2010.

		Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns - Advantage Shares For the periods ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Class Advantage Shares | CALIFORNIA DAILY TAX FREE INCOME FUND INC | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
2003	rr_AnnualReturn2003	0.17%
2004	rr_AnnualReturn2004	0.31%
2005	rr_AnnualReturn2005	1.38%
2006	rr_AnnualReturn2006	2.34%
2007	rr_AnnualReturn2007	2.58%
2008	rr_AnnualReturn2008	1.12%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.23%
Ten Years	rr_AverageAnnualReturnYear10	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	0.78% [1]

[1]	The inception date of the Advantage Shares was November 22, 2002.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALIFORNIA DAILY TAX FREE INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013